Note 10 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2025
Note 10 - Long-term Debt
Schedule of Debt [Table Text Block]
		Borrower(s)	December 31, 2024	December 31, 2025
A.		Term Loans:
	1	Ainsley Maritime Co. and Ambrose Maritime Co.	$109,821	$99,107
	2	Hyde Maritime Co. and Skerrett Maritime Co.	104,596	93,288
	3	Kemp Maritime Co.	52,825	47,125
	4	Achilleas Maritime Corporation et al.	33,492	18,414
	5	Costamare Inc.	27,750	20,750
	6	Benedict et al.	294,762	212,667
	7	Reddick Shipping Co. and Verandi Shipping Co.	21,000	9,000
	8	Quentin Shipping Co. and Sander Shipping Co.	64,250	53,875
	9	Bastian Shipping Co. et al.	199,390	146,400
	10	NML Loan 1	-	-
	11	Kalamata Shipping Corporation et al.	54,000	44,000
	12	Capetanissa Maritime Corporation et al.	18,917	15,417
	13	NML Loan 2	23,250	20,250
	14	NML Loan 3	8,190	7,150
	15	NML Loan 4	11,628	9,648
	16	NML Loan 5	4,942	3,952
	17	NML Loan 6	5,510	4,574
	18	NML Loan 7	9,581	8,531
	19	NML Loan 8	11,196	9,792
	20	NML Loan 9	10,900	8,934
	21	NML Loan 10	21,392	-
	22	NML Loan 11	16,485	-
	23	NML Loan 12	5,910	5,030
	24	NML Loan 13	5,302	-
	25	NML Loan 14	4,385	3,545
	26	NML Loan 15	5,130	4,617
	27	NML Loan 16	-	10,917
	28	NML Loan 17	-	-
	29	Sykes Maritime Co.	-	22,323
	30	NML Loan 18	-	78,041
	31	Beardmore Maritime Co. et al.	-	120,000
	32	Bertrand Maritime Co. et al.	-	241,571
	33	NML Loan 19	-	10,429
		Total Term Loans	$1,124,604	$1,329,347
B.		Other financing arrangements	584,632	193,632
C.		Unsecured Bond Loan	-	-
		Total long-term debt	$1,709,236	$1,522,979
		Less: Deferred financing costs	(11,396)	(8,141)
		Total long-term debt, net	$1,697,840	$1,514,838
		Less: Long-term debt current portion	(290,882)	(270,754)
		Add: Deferred financing costs, current portion	3,522	2,623
		Total long-term debt, non-current, net	$1,410,480	$1,246,707

Schedule of Maturities of Long-Term Debt [Table Text Block]
Year ending December 31	Amount
2026	$270,754
2027	281,189
2028	185,596
2029	235,840
2030	421,263
2031 and thereafter	128,337
Total	$1,522,979

Schedule of Financing Costs [Table Text Block]
Balance, January 1, 2024	$16,561
Additions	1,306
Amortization and write-off	(6,471)
Balance, December 31, 2024	$11,396
Additions	3,022
Amortization and write-off	(6,277)
Balance, December 31, 2025	$8,141
Less: Current portion of financing costs	(2,623)
Financing costs, non-current portion	$5,518